SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 6,638		$ 17,253		$ 17,829
Charged to Cost and Expenses	9,892		10,175		11,266
Due to Currency Translation Adjustments	(969)		(191)		166
Other	(442)	[1]	(20,599)	[1]	(12,008)	[1]
Balance at End of Period	15,119		6,638		17,253
Deferred Tax Assets - Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	127,164		126,078		99,233
Charged to Cost and Expenses	24,332		4,618	[2]	18,482
Due to Currency Translation Adjustments	(9,254)		(5,769)		3,449
Other	(10,820)		(2,237)	[3]	(4,914)
Balance at End of Period	$ 131,422		$ 127,164		$ 126,078

[1]	Includes principally the utilization of previously reserved amounts.
[2]	.
[3]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjk4NDFhMTZlNTYwNjQzNTg4Yjg1ODQ0YTI2NGUwZWU2fFRleHRTZWxlY3Rpb246MDZFRUQ5Q0M2N0NEOTJBNEY4QUMyNDQxM0FFMzQ5RkQM}